Equity (Details 1) - Long Term Incentive Plan [Member] - Equity Incentive Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding at January 1, 2015	14,205,625
Granted - Shares	1,033,259
Exercised - Shares	0
Forfeited or expired - Shares	(4,169,718)
Outstanding at December 31, 2015	11,069,166	14,205,625
Exercisable at December 31, 2015	8,386,028
Outstanding Opening Balance - Weighted-Average Exercise Price	$ 0.8
Granted - Weighted-Average Exercise Price	0.22
Exercised - Weighted-Average Exercise Price	0
Forfeited or expired - Weighted-Average Exercise Price	0.69
Outstanding Ending Balance - Weighted-Average Exercise Price	0.78	$ 0.8
Exercisable - Weighted-Average Exercise Price	$ 0.90
Options Outstanding - Weighted Average Remaining Contractual Term	6 years 1 month 6 days	7 years 2 months 12 days
Exercisable - Weighted-Average Remaining Contractual Term	5 years 2 months 12 days
Outstanding - Aggregate Intrinsic Value	$ 0	$ 2,000
Exercisable - Aggregate Intrinsic Value	$ 0
Vested & expected to vest at December 31, 2015	11,069,166
Vested & expected to vest at December 31, 2015	$ 0.78
Vested & expected to vest at December 31, 2015	6 years 1 month 6 days
Vested & expected to vest at December 31, 2015	$ 0